UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter December 31, 2018

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended December 31, 2018, the U.S. economy continued to grow amid mostly positive economic data and corporate earnings, but financial markets experienced volatility due to trade concerns and geopolitical stress. The U.S. Federal Reserve (Fed) increased its federal funds rate by 0.25% at its September and December 2018 meetings, bringing the rate from 2.00% at the start of the period to 2.50% by period-end, although it reduced the number of projected rate increases for 2019. The Fed cited continued strength in the labor market and household spending as evidence of solid economic growth, and it noted stable inflation levels and little change in expected longer-term inflation.

During the six-month period, the municipal bond market posted modest returns that outperformed the corporate bond and U.S. equity markets but underperformed the U.S. Treasury bond market, with generally higher returns for longer-term and higher-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, increased employment, the strength of the U.S. economy and international political concerns. Against the backdrop of rising interest rates and increasing market volatility, municipal bonds performed relatively well compared to other fixed income sectors, as supply and demand patterns remained favorable overall.

Franklin California Tax-Free Trust’s semiannual report, covering Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Ultra-Short Tax-Free Income Fund, includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Funds, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us or your

Not FDIC Insured | May Lose Value | No Bank Guarantee

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financial advisor when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin California Tax-Free Trust

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

State Update and Municipal Bond Market Overview

California’s large and diverse economy continued to expand during the six months under review. High profile educational institutes and an innovative business environment supported the state’s expansion. Unemployment was 4.2% at period-end, unchanged from June 2018, and was higher than the 3.9% national rate.1

California’s fiscal year 2018 budget, which ended June 30, extended the state’s recent track record of balanced fiscal operations. Highlights of the budget were increased spending for general fund expenditures, education, Medi-Cal funding and pension contributions. The state continued to make deposits to its budget stabilization account, resulting in large budget reserves. The state’s budget for fiscal year 2019, which started in July, mirrored the 2018 budget, with continued deposits to reserve funds and increased spending for general fund expenditures, education and Medi-Cal. State pension contributions also continued to rise, representing a persistent source of fiscal pressure.

California’s net tax-supported debt was $2,188 per capita and 3.9% of personal income, compared with the $987 and 2.3% national medians, respectively.2 During the period under review, independent credit rating agency Standard & Poor’s (S&P) affirmed California’s general obligations bonds rating of AA- with a stable outlook.3 The rating reflected S&P’s view on the state’s diverse and expanding economy, demonstrated commitment to paying down budgetary debts, solid budgetary reserve levels, strong liquidity, and declining, though moderately high, debt ratios. In contrast, S&P cited several challenges to the state, including the longstanding high cost of housing, difficult-to-forecast revenues, minimal funding of retiree health care benefits, and a large backlog of deferred maintenance and infrastructure needs. The stable outlook reflected S&P’s view that California has brought its finances into structural alignment. However, the state is vulnerable to an unanticipated economic downturn and uncertainty about the new governor’s commitment to maintaining fiscal balance.

The financial markets experienced volatility during the six-month reporting period due to trade concerns and geopolitical stress. The municipal bond market outperformed the corporate bond and U.S. equity markets but underperformed the U.S. Treasury bond market. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +1.53% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, had a +1.96% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +0.79% total return.4 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, underperformed the fixed income markets with a -6.85% total return.4 In times of equity market volatility, we believe it is important to remember that historically, municipal bonds offer a low correlation to stocks and can help partially offset stock declines in a balanced portfolio.

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally underperformed investment-grade municipal bonds, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +1.06% total return, compared with a +1.53% total return for the Bloomberg Barclay Municipal Bond Index.4

Municipal issuance during the reporting period totaled approximately $173 billion, a 30% decline from total issuance for the same time frame in 2017.5 On a year-over-year basis, issuance remains diminished as the Tax Cuts and Jobs Act of 2017 eliminated advanced refundings beginning in January 2018. Calendar year 2018 issuance was $338 billion, which represents approximately a 25% decline from 2017.5 In addition, when accounting for bonds taken out of the market due to maturity or bond calls, 2018 net issuance was-$45 billion.5

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its September and December 2018 meetings. The target range stood at 2.25%–2.50% at period-end. The Fed also increased the discount rate 0.25% at both the September and December 2018 meetings, to finish the period at 3.00%. After the Fed’s December rate hike, it noted in its press release that “the labor market has continued to

1. Source: U.S. Bureau of Labor Statistics.

2. Source: Moody’s Investors Service, States - US: Medians – State debt continues to slow growth trend, 4/24/18.

3. This does not indicate S&P’s rating of the Fund.

4. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

5. Source: Barclays Municipal Credit Research.

See www.franklintempletondatasources.com for additional data provider information.

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STATE UPDATE AND MUNICIPAL BOND MARKET OVERVIEW

strengthen and that economic activity has been rising at a strong rate.” In total, the Fed raised the target range three times in 2017 (March, June and December) and four times in 2018 (March, June, September and December).

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin California Intermediate-Term Tax-Free Income Fund

We are pleased to bring you Franklin California Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years.

Credit Quality Composition*

12/31/18

Ratings	% of Total Investments

AAA	20.40%

AA	47.46%

A	15.62%

BBB	8.89%

Below Investment Grade	0.21%

Refunded	4.80%

Not Rated	2.62%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.76 on September 10, 2018, to $11.77 on December 31, 2018. The Fund’s Class A shares paid dividends totaling 9.27 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the

Dividend Distributions*

7/1/18–12/31/18

	Dividend per Share (cents)
Month	Class A**	Class A1	Class C	Class R6	Advisor Class

July	—	2.66	2.12	2.77	2.75

August	—	2.66	2.12	2.77	2.75

September	1.61	2.66	2.11	2.78	2.75

October	2.53	2.68	2.13	2.80	2.77

November	2.53	2.68	2.13	2.80	2.77

December	2.60	2.75	2.21	2.87	2.84

Total	9.27	16.09	12.82	16.79	16.63

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 9/10/18, the Fund began offering Class A shares. See the prospectus for details.

end of this reporting period the Fund’s Class A shares’ distribution rate was 2.59%, based on an annualization of December’s 2.60 cent per share dividend and the maximum offering price of $12.04 on December 31, 2018. An investor in the 2018 maximum combined effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to earn a distribution rate of 5.52% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 22.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Composition

12/31/18

% of Total Investments*

Utilities	25.1%

General Obligation	16.9%

Tax-Supported	15.2%

Refunded**	9.3%

Hospital & Health Care	9.1%

Transportation	7.3%

Higher Education	6.6%

Subject to Government Appropriations	4.9%

Other Revenue	4.6%

Housing	1.0%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of December 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

6-Month	+0.91%	-1.20%

1-Year	+0.90%	-1.37%

5-Year	+16.53%	+2.64%

10-Year	+56.07%	+4.31%

Advisor

6-Month	+1.17%	+1.17%

1-Year	+1.05%	+1.05%

5-Year	+17.25%	+3.23%

10-Year	+57.91%	+4.67%

Share Class	Distribution Rate[5]	Taxable Equivalent Distribution Rate[6]	30-Day Standardized Yield[7]		Taxable Equivalent 30-Day Standardized Yield[6]
			(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
A	2.59%	5.52%	1.63%	1.58%	3.48%	3.37%
Advisor	2.89%	6.16%	1.91%	1.86%	4.07%	3.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	12/31/18	9/10/18	6/30/18	Change

A (FCCQX)	$11.77	$11.76	N/A	+$0.01

A1 (FKCIX)	$11.77	N/A	$11.80	-$0.03

C (FCCIX)	$11.81	N/A	$11.85	-$0.04

R6 (FCCRX)	$11.80	N/A	$11.83	-$0.03

Advisor (FRCZX)	$11.80	N/A	$11.83	-$0.03

Distributions (7/1/18–12/31/18)

Share Class	Net Investment Income

A (9/10/18–12/31/18)	$0.0927

A1	$0.1609

C	$0.1282

R6	$0.1679

Advisor	$0.1663

Total Annual Operating Expenses8

Share Class	With Fee Waiver	Without Fee Waiver

A	0.74%	0.79%

Advisor	0.49%	0.54%

See page 9 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 10/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/18.

6. Taxable equivalent distribution rate and yield assume the published rates as of 12/18/18 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 7/1/18[1]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[2,3,4]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[3,4]	Net Annualized Expense Ratio[4]

A	$1,000	$1,009.10	$2.28	$1,021.48	$3.77	0.74%
A1	$1,000	$1,011.20	$2.99	$1,022.23	$3.01	0.59%
C	$1,000	$1,007.50	$5.77	$1,019.46	$5.80	1.14%
R6	$1,000	$1,011.80	$2.33	$1,022.89	$2.35	0.46%
Advisor	$1,000	$1,011.70	$2.48	$1,022.74	$2.50	0.49%

1. For Classes A1, C, R6 and Advisor, 7/1/18 for Actual and Hypothetical. For Class A, 9/10/18 for Actual and 7/1/18 for Hypothetical.

2. For Classes A1, C, R6 and Advisor, 7/1/18–12/31/18. For Class A, 9/10/18–12/31/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 112/365 for Actual Class A expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements.

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Franklin California Ultra-Short Tax-Free Income Fund

This semiannual report for Franklin California Ultra-Short Tax-Free Income Fund covers the period ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Composition*

12/31/18

Ratings	% of Total Investments

AAA	8.26%

AA	33.54%

A	34.02%

BBB	15.73%

Not Rated	8.45%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Advisor Class share price, as measured by net asset value (NAV), remained unchanged from $10.00 on June 30, 2018, to $10.00 on December 31, 2018. The Fund’s Advisor Class shares paid dividends totaling 5.41 cents per share for the same period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund’s Advisor Class shares’ distribution rate was 1.10%, based on an annualization of December’s 0.92 cent per share dividend and the net asset value of $10.00 on December 31, 2018. An investor in the 2018 maximum combined effective federal and

Dividend Distributions*

7/1/18–12/31/18

	Dividend per Share (cents)

Month	Class A1	Class R6	Advisor Class

July	0.62	0.68	0.62

August	0.93	1.00	0.93

September	0.92	1.00	0.92

October	1.10	1.19	1.10

November	0.92	1.00	0.92

December	0.92	0.98	0.92

Total	5.41	5.85	5.41

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to earn a distribution rate of 2.35% from a taxable investment to match the Fund’s Advisor Class tax-free distribution rate.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 36.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Portfolio Composition

12/31/18

% of Total Investments*

General Obligation	27.0%

Hospital & Health Care	17.8%

Tax-Supported	15.5%

Higher Education	14.6%

Subject to Government Appropriations	9.0%

Utilities	6.7%

Transportation	4.4%

Other Revenue	2.7%

Housing	2.3%

*Does not include cash and cash equivalents.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of one year or less. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Ultra-Short Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND

Performance Summary as of December 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181,2

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is and the minimum is 0%. Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[3]	Average Annual Total Return[4]

Advisor

6-Month	+0.54%	+0.54%

1-Year	+1.06%	+1.06%

5-Year	+1.61%	+0.32%

10-Year	+1.62%	+0.16%

Share	Distribution	Taxable Equivalent	30-Day Standardized Yield[7]		Taxable Equivalent 30-Day Standardized Yield[6]

Class	Rate[5]	Distribution Rate[6]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)

Advisor	1.10%	2.35%	1.17%	0.70%	2.49%	1.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	13

FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	12/31/18	6/30/18	Change

A1 (FCUAX)	$10.00	$10.00	$ 0.00

R6 (FCURX)	$ 9.99	$10.00	-$ 0.01

Advisor (FCUZX)	$10.00	$10.00	$0. 00

Distributions (7/1/18–12/31/18)

Share Class	Net Investment Income

A1	$0.0541

R6	$0.0585

Advisor	$0.0541

Total Annual Operating Expenses[8]

Share Class	With Fee Waiver	Without Fee Waiver

Advisor	0.37%	0.89%

See page 15 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. On 3/18/16, the Fund, having no assets of its own, acquired all of the assets and liabilities of California Money Fund through a reorganization. The California Money Fund was the accounting survivor of the reorganization and as a result Advisor Class shares of the Fund have adopted California Money Fund’s Class A share’s historical performance record prior to 3/18/16. For periods after the date of reorganization, the Fund’s actual Advisor Class performance is reported, reflecting all charges and fees applicable to each share class. Given the significant differences between a money fund (California Money Fund) and this fund (a non-money fund), including with the investment objective and strategies as well as the fee/expense structure, performance prior to 3/18/16 may not be representative of this Fund’s future performance.

2. The Fund has an expense reduction contractually guaranteed through 10/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

3. Cumulative total return represents the change in value of an investment over the periods indicated.

4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

5. Distribution rate is based on an annualization of the respective class’s December dividend and the NAV per share on 12/31/18.

6. Taxable equivalent distribution rate and yield assume the published rates as of 12/18/18 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figure is as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	15

FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A1	$1,000	$1,005.40	$1.87	$1,023.34	$1.89	0.37%

R6	$1,000	$1,005.90	$1.42	$1,023.79	$1.43	0.28%

Advisor	$1,000	$1,005.40	$1.87	$1,023.34	$1.89	0.37%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights

Franklin California Intermediate-Term Tax-Free Income Fund

	Period Ended December 31, 2018 (unaudited)[a]

Class A

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.76

Income from investment operations[b]:

Net investment income[c]	0.10

Net realized and unrealized gains (losses)	(—)	[d]

Total from investment operations	0.10

Less distributions from net investment income	(0.09)

Net asset value, end of period	$11.77

Total return[e]	0.91%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.80%

Expenses net of waiver and payments by affiliates[g]	0.74%

Net investment income	2.58%

Supplemental data

Net assets, end of period (000’s)	$59,566

Portfolio turnover rate	7.39%

aFor the period September 10, 2018 (effective date) to December 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
		2018	2017	2016	2015	2014

Class A1

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.80	$12.03	$12.50	$12.01	$12.02	$11.73

Income from investment operations[a]:

Net investment income[b]	0.16	0.33	0.32	0.34	0.35	0.39

Net realized and unrealized gains (losses)	(0.03)	(0.24)	(0.47)	0.48	(0.01)	0.28

Total from investment operations	0.13	0.09	(0.15)	0.82	0.34	0.67

Less distributions from net investment income	(0.16)	(0.32)	(0.32)	(0.33)	(0.35)	(0.38)

Net asset value, end of period	$11.77	$11.80	$12.03	$12.50	$12.01	$12.02

Total return[c]	1.12%	0.78%	(1.18)%	6.97%	2.84%	5.81%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.65%	0.64%	0.63%	0.63%	0.63%	0.63%

Expenses net of waiver and payments by affiliates	0.59% [e]	0.61% [e]	0.63%	0.63%	0.63%	0.63%

Net investment income	2.73%	2.74%	2.68%	2.75%	2.89%	3.28%

Supplemental data

Net assets, end of period (000’s)	$761,739	$846,856	$908,564	$1,003,322	$888,213	$853,496

Portfolio turnover rate	7.39%	3.32%	21.19%	3.91%	4.85%	15.62%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
		2018	2017	2016	2015	2014

Class C

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.85	$12.08	$12.55	$12.06	$12.06	$11.77

Income from investment operations[a]:

Net investment income[b]	0.13	0.26	0.26	0.27	0.29	0.32

Net realized and unrealized gains (losses)	(0.04)	(0.23)	(0.48)	0.49	(0.01)	0.28

Total from investment operations	0.09	0.03	(0.22)	0.76	0.28	0.60

Less distributions from net investment income	(0.13)	(0.26)	(0.25)	(0.27)	(0.28)	(0.31)

Net asset value, end of period	$11.81	$11.85	$12.08	$12.55	$12.06	$12.06

Total return[c]	0.75%	0.22%	(1.72)%	6.36%	2.34%	5.22%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.20%	1.19%	1.18%	1.18%	1.18%	1.19%

Expenses net of waiver and payments by affiliates	1.14% [e]	1.16% [e]	1.18%	1.18%	1.18%	1.19%

Net investment income	2.18%	2.19%	2.13%	2.20%	2.34%	2.73%

Supplemental data

Net assets, end of period (000’s)	$182,949	$221,016	$252,254	$282,917	$243,664	$219,197

Portfolio turnover rate	7.39%	3.32%	21.19%	3.91%	4.85%	15.62%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018[a]

Class R6

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.83	$12.12

Income from investment operations[b]:

Net investment income[c]	0.17	0.32

Net realized and unrealized gains (losses)	(0.03)	(0.30)

Total from investment operations	0.14	0.02

Less distributions from net investment income	(0.17)	(0.31)

Net asset value, end of period	$11.80	$11.83

Total return[d]	1.18%	0.16%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.52%	0.52%

Expenses net of waiver and payments by affiliates[f]	0.46%	0.49%

Net investment income	2.86%	2.86%

Supplemental data

Net assets, end of period (000’s)	$14,466	$12,773

Portfolio turnover rate	7.39%	3.32%

aFor the period August 1, 2017 (effective date) to June 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2018	Year Ended June 30,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.83	$12.06	$12.53	$12.04	$12.04	$11.75

Income from investment operations[a]:

Net investment income[b]	0.17	0.34	0.34	0.35	0.36	0.40
Net realized and unrealized gains (losses)	(0.03)	(0.23)	(0.48)	0.49	(—)[c]	0.28

Total from investment operations	0.14	0.11	(0.14)	0.84	0.36	0.68

Less distributions from net investment income	(0.17)	(0.34)	(0.33)	(0.35)	(0.36)	(0.39)

Net asset value, end of period	$11.80	$11.83	$12.06	$12.53	$12.04	$12.04

Total return[d]	1.17%	0.88%	(1.08)%	7.05%	3.02%	5.90%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.55%	0.54%	0.53%	0.53%	0.53%	0.54%

Expenses net of waiver and payments by affiliates	0.49% [f]	0.51% [f]	0.53%	0.53%	0.53%	0.54%

Net investment income	2.83%	2.84%	2.78%	2.85%	2.99%	3.38%

Supplemental data

Net assets, end of period (000’s)	$527,256	$600,698	$639,716	$583,200	$423,951	$252,663

Portfolio turnover rate	7.39%	3.32%	21.19%	3.91%	4.85%	15.62%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 96.6%
California 95.8%
ABAG Finance Authority for Nonprofit Corporations Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	$1,000,000	$1,126,240
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	1,000,000	1,119,730
ABAG Finance Authority for Nonprofit Corporations Revenue,
Channing House, California Mortgage Insured, ETM, 5.00%, 5/15/20	1,175,000	1,206,737
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	4,565,000	4,947,501
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,075,680
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	903,214
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	504,234
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,090,510
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A, 5.00%, 8/01/25	4,210,000	4,892,694
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	16,636,050
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,315,599
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,115,905
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,509,640
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31	3,500,000	4,108,650
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35	1,650,000	1,860,144
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36	2,045,000	2,292,404
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37	1,330,000	1,483,535
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,170,100
El Camino Hospital, 5.00%, 2/01/28	2,100,000	2,480,121
El Camino Hospital, 5.00%, 2/01/29	2,460,000	2,887,622
El Camino Hospital, 5.00%, 2/01/30	1,250,000	1,457,375
El Camino Hospital, 5.00%, 2/01/31	1,200,000	1,389,648
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,136,510
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,407,850
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,386,210
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, ETM, 5.00%, 2/01/19	3,860,000	3,870,654
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.00%, 2/01/20	1,600,000	1,604,416
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.00%, 2/01/21	1,600,000	1,604,416
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding, Series A, California Mortgage Insured, 5.00%, 5/15/31	2,750,000	3,176,195
California School Finance Authority School Facility Revenue,
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/26	300,000	333,303
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/27	320,000	357,555
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/32	875,000	980,123
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/34	1,295,000	1,437,502
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/35	1,500,000	1,657,545
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/36	1,595,000	1,754,580
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/37	1,600,000	1,756,112
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/38	1,320,000	1,443,354

22	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22	$4,440,000	$4,636,825
Refunding, Series N, 5.00%, 5/01/21	10,845,000	11,689,175
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	7,902,317
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	11,410,300
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,677,504
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,680,050
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,249,489
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,112,372
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	26,494,430
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	41,103
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	5,887
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	52,847
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,351,400
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,208,047
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,435,712
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,158,530
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	2,016,315
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,723,515
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,282,300
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,274,500
University of San Francisco, ETM, 5.00%, 10/01/21	1,470,000	1,600,330
University of San Francisco, Refunding, 5.00%, 10/01/21	1,530,000	1,667,807
University of San Franciso, Refunding, Series A, 5.00%, 10/01/37	1,365,000	1,585,366
California State GO,
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	16,454,400
Various Purpose, Refunding, 5.25%, 9/01/22	16,330,000	18,323,240
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	17,611,798
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,648,250
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,633,350
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,179,400
California State Municipal Finance Authority Revenue,
Armenian Home Project, California Mortgage Insured, 5.00%, 5/15/36	1,000,000	1,159,340
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,164,490
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,148,640
Biola University, Refunding, 5.00%, 10/01/33	1,070,000	1,221,105
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,133,040
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,293,620
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,336,906
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,296,546
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,054,202
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,605,590
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	1,500,000	1,699,350
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,464,852
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,289,640
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,072,303
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,488,222
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	3,939,950
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	5,000,000	5,598,300

franklintempleton.com	Semiannual Report	23

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	$5,000,000	$5,575,750
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,545,568
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,210,940
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,261,649
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,540,630
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,777,247
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,145,270
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,458,690
Kern Regional Center Project, Series A, 6.00%, 5/01/19	250,000	253,490
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,523,445
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/38	26,600,000	29,257,074
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,126,550
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,021,356
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,462,760
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,562,946
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,125,430
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,488,510
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,389,538
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	4,909,320
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,498,007
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,167,090
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,161,390
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,167,277
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,648,051
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%, 9/01/26	10,000,000	11,499,700
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%, 9/01/26	6,835,000	7,860,045
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 5.75%, 4/01/23	4,000,000	4,042,080
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.00%, 4/01/24	6,605,000	6,678,514
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 5.50%, 11/01/25	4,725,000	4,879,413
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 5.50%, 11/01/26	1,000,000	1,032,680
Trustees of the California State University, Various California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,601,600
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,268,298
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,204,652
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.25%, 3/01/22	7,475,000	7,794,556
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/20	6,405,000	6,570,185
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.125%, 10/01/22	14,555,000	14,943,764

24	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	$10,000,000	$10,892,600
Systemwide, Refunding, Series A, 5.00%, 11/01/26	11,000,000	12,304,710
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,028,000
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	5,898,050
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,652,183
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,248,428
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,008,940
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,133,540
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,394,938
Jewish Home of San Francisco Project, California Mortgage Insured, 5.00%, 11/01/36	9,000,000	10,301,130
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,044,408
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,144,372
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	562,300
The Redwoods a Community of Seniors, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,124,600
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,220,860
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,223,466
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,734,571
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,836,904
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,070,116
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,237,822
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,353,119
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,781,872
Castaic Lake Water Agency Financing Corp. Revenue COP, Water System Improvement Project, Capital Appreciation, Series A, AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,682,515
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	7,658,256
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,351,116
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,933,378
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,117,490
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,534,421
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	3,948,828
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,321,973
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,520,743
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	4,797,681
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,759,545
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,119,600
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,494,121
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,735,515
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,153,010
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,779,147

franklintempleton.com	Semiannual Report	25

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	$1,435,000	$1,572,660
Refunding, 5.00%, 10/01/23	1,510,000	1,679,271
Refunding, 5.00%, 10/01/28	1,925,000	2,105,931
Refunding, 5.00%, 10/01/30	1,125,000	1,220,175
Dublin USD, GO, Refunding, 5.00%, 8/01/32	3,220,000	3,789,521
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,403,388
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,439,969
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,853,295
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,265,630
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	5,000,000	5,862,150
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	2,948,148
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,247,385
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,243,079
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	2,930,650
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,297,828
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,076,506
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,128,375
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,021,380
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,332,128
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,398,733
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,464,022
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	18,625,102
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,164,800
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,296,580
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,677,161
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,485,125
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	2,965,150
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,114,910
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,154,660
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/31	1,000,000	1,099,990
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/32	8,135,000	8,914,577
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/33	10,000,000	10,916,900
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	9,000,000	9,736,470
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,092,638
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,297,858
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,489,631
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding, 5.00%, 8/15/30	1,575,000	1,739,824
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,135,460

26	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	$1,855,000	$2,139,112
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,141,290
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,140,240
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,447,291
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,161,130
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,297,943
Refunding, Series A, 5.00%, 9/01/29	530,000	599,520
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,688,150
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,324,327
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,776,642
Refunding, Series A, 5.00%, 9/01/33	2,635,000	2,909,093
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,066,002
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,565,200
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	4,970,000	5,461,980
Lammersville Joint USD Special Tax, CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,741,446
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.00%, 8/01/24	1,300,000	1,333,046
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,410,000	1,497,053
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	815,000	868,228
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,432,891
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,379,600
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,493,000
Los Angeles County MTA Sales Tax Revenue,
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,349,713
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,675,021
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	15,793,950
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,570,100
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,000,772
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	5,776,156
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	27,170,293
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,576,200
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,518,460
Power System, Series B, 5.00%, 7/01/31	6,700,000	7,810,793
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,021,590
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,315,240
Power System, Series D, 5.00%, 7/01/28	2,550,000	2,949,049
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	11,894,085
Water System, Refunding, Series B, 5.00%, 7/01/34	2,500,000	2,985,675
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	4,065,124
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,463,469
GO, Refunding, Series A, 5.00%, 7/01/29	5,000,000	5,846,250
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,169,363
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,405,150
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	35,411,100

franklintempleton.com	Semiannual Report	27

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	$9,145,000	$10,322,419
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	12,904,515
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,110,610
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,440,333
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	5,895,050
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,390,968
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,787,072
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,628,592
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,452,425
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	5,960,150
Refunding, Series C, 5.00%, 10/01/26	8,010,000	8,738,189
Refunding, Series E, 5.00%, 7/01/22	23,900,000	26,668,337
Refunding, Series E, 5.00%, 7/01/23	20,000,000	22,909,600
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,301,375
Montebello USD, GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19	1,480,000	1,462,492
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	6,482,850
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,546,464
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,949,900
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,284,302
Refunding, 5.00%, 9/01/22	1,495,000	1,648,088
Refunding, 5.00%, 9/01/24	1,810,000	1,979,271
Refunding, 5.00%, 9/01/25	1,000,000	1,090,210
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	10,888,372
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,881,952
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,033,360
Geothermal Project No. 3, Series A, Pre-Refunded, 5.25%, 7/01/24	2,000,000	2,035,800
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.50%, 8/01/23	2,200,000	2,263,404
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior lien, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,123,195
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/28	1,000,000	1,085,150
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/29	1,280,000	1,385,728
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,891,386
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,055,627
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,653,630
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,265,000	2,676,550

28	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	$2,010,000	$2,043,145
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,361,138
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,088,109
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,101,279
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	450,000	485,271
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,159,511
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,368,656
Riverside County Transportation Commission Sales Tax Revenue,
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/25	3,500,000	4,030,670
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/27	4,000,000	4,606,480
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,514,665
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,426,260
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,223,856
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,106,540
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,157,705
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,332,840
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,519,910
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,713,986
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	2,919,457
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,233,576
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,412,297
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,136,220
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,256,660
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,527,262
Refunding, 5.50%, 2/01/25	3,770,000	3,908,284
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,287,460
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,584,624
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	8,069,040
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,767,806
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	704,316
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,374,123
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,742,440
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,166,293
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,000,898
Sacramento Transient Occupapancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/34	1,485,000	1,740,197
Convention Center Complex, Senior, Series A, 5.00%, 6/01/35	2,000,000	2,332,940
Convention Center Complex, Senior, Series A, 5.00%, 6/01/36	2,220,000	2,579,662
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,289,800

franklintempleton.com	Semiannual Report	29

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	$2,685,000	$3,048,415
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,765,647
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, Pre-Refunded, 5.00%, 9/01/26	8,000,000	8,450,720
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,055,490
San Francisco BART District GO,
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,015,830
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	3,983,385
San Francisco City and County Airport Commission International Airport Revenue,
Governmental Purpose, Refunding, Second Series, Series G, 5.00%, 5/01/23	1,400,000	1,510,320
Governmental Purpose, Second Series, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	3,841,713
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	8,467,872
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,648,471
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%, 11/01/28	5,000,000	5,867,800
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,052,304
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,214,352
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,235,874
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 5.875%, 8/01/25	1,000,000	1,025,300
Mission Bay South Redevelopment Project, Series D, ETM, 5.50%, 8/01/19	1,030,000	1,053,536
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/21	1,000,000	1,027,150
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/23	1,000,000	1,027,150
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.00%, 8/01/25	1,465,000	1,502,680
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.125%, 8/01/26	1,550,000	1,590,966
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.125%, 8/01/26	1,000,000	1,092,310
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	15,051,230
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,148,700
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,109,040
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,519,240
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,016,165
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,266,287
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,143,260
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,190,816
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	7,889,770
Santa Ana CRDA Tax Allocation, Merged Project Area, Series A, Pre-Refunded, 6.00%, 9/01/22	5,000,000	5,460,900
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,232,170
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,155,710
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,366,944

30	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	$15,410,000	$17,033,598
Series A, 5.00%, 3/01/27	11,945,000	13,172,349
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,577,035
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,560,675
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,525,770
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,871,150
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,150,937
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%, 1/01/24	5,000,000	5,000,000
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,139,330
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,770,813
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,055,490
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,055,490
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,472,290
General, Series AM, 5.00%, 5/15/28	1,835,000	2,114,782
General, Series U, 5.00%, 5/15/19	4,060,000	4,113,186
Series S, 5.00%, 5/15/19	8,125,000	8,226,887
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,142,894
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,305,990
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,063,319
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,764,912
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,585,803
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.00%, 9/01/26	1,435,000	1,595,634

		1,480,254,436

U.S. Territories 0.8%
Guam 0.3%
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,147,720
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,188,840

		4,336,560

Puerto Rico 0.5%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,164,800
[a] Series WW, 5.375%, 7/01/23	5,000,000	3,112,500

		8,277,300

Total U.S. Territories		12,613,860

Total Municipal Bonds before Short Term Investments (Cost $1,430,484,770)		1,492,868,296

franklintempleton.com	Semiannual Report	31

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Short Term Investments 2.4%

Municipal Bonds 2.4%
California 2.4%
[b] California State GO, Kindergarten, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.37%, 5/01/34	$1,000,000	$1,000,000
[b] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.36%, 9/02/22	5,478,000	5,478,000
Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.36%, 9/02/22	4,400,000	4,400,000
[b] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.40%, 10/01/41	9,345,000	9,345,000
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.43%, 7/01/35	5,000,000	5,000,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put, 1.42%, 7/01/34.	4,900,000	4,900,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.41%, 7/01/35	6,600,000	6,600,000
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.42%, 7/01/35	1,100,000	1,100,000

Total Short Term Investments (Cost $37,823,000)		37,823,000

Total Investments (Cost $1,468,307,770) 99.0%		1,530,691,296
Other Assets, less Liabilities 1.0%		15,284,416

Net Assets 100.0%		$1,545,975,712

See Abbreviations on page 52.

aSee Note 7 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights

Franklin California Ultra-Short Tax-Free Income Fund

	Six Months Ended December 31, 2018		Year Ended June 30,
	(unaudited)		2018	2017		2016[a]		2015	2014

Class A1

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.00		$10.01	$10.01		$10.00		$10.00	$10.00

Income from investment operations[b]:

Net investment income	0.049		0.070	0.034		0.002		—	—
Net realized and unrealized gains (losses)	0.005		(0.011)	—	[c]	0.010		—	—

Total from investment operations	0.054		0.059	0.034		0.012		—	—

Less distributions from net investment income	(0.054)		(0.069)	(0.034)		(0.002)		—	—

Net asset value, end of period	$10.00		$10.00	$10.01		$10.01		$10.00	$10.00

Total return[d]	0.54%		0.59%	0.34%		0.12%		—%	—%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.87%		0.92%	0.98%		0.56%		0.53%	0.53%

Expenses net of waiver and payments by affiliates	0.37%	[f]	0.37% [f]	0.35%		0.03%		0.04%	0.05%

Net investment income	0.98%		0.68%	0.34%		—%	[g]	—%	—%

Supplemental data

Net assets, end of period (000’s)	$41,413		$41,522	$46,918		$51,481		$666,254	$769,835

Portfolio turnover rate	16.20%		37.04%	10.33%		—%		—%	—%

aOn March 18, 2016, Franklin California Tax-Exempt Money Fund reorganised into California Ultra-Short Tax-Free Income Fund. Franklin California Tax-Exempt Money Fund was the accounting survivor of the reorganization, and financial information prior to March 18, 2016 is that of Franklin California Tax-Exempt Money Fund.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cAmount rounds to less than $0.001 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gRounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Ultra-Short Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018[a]

Class R6

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.00	$10.01

Income from investment operations[b]:

Net investment income	0.052	0.073
Net realized and unrealized gains (losses)	(0.004)	(0.012)

Total from investment operations	0.048	0.061

Less distributions from net investment income	(0.058)	(0.071)

Net asset value, end of period	$9.99	$10.00

Total return[c]	0.59%	0.62%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.77%	2.81%

Expenses net of waiver and payments by affiliates	0.28% [e]	0.28%

Net investment income	1.07%	0.78%

Supplemental data

Net assets, end of period (000’s)	$5	$5

Portfolio turnover rate	16.20%	37.04%

aFor the period August 1, 2017 (effective date) to June 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Ultra-Short Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2018		Year Ended June 30,
	(unaudited)		2018	2017	2016[a]

Advisor Class

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.00		$10.01	$10.00	$10.00

Income from investment operations[b]:

Net investment income	0.050		0.070	0.034	0.002

Net realized and unrealized gains (losses)	0.004		(0.011)	0.010	—[c]

Total from investment operations	0.054		0.059	0.044	0.002

Less distributions from net investment income	(0.054)		(0.069)	(0.034)	(0.002)

Net asset value, end of period	$10.00		$10.00	$10.01	$10.00

Total return[d]	0.54%		0.59%	0.44%	0.02%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.87%		0.92%	0.98%	0.89%

Expenses net of waiver and payments by affiliates	0.37%	[f]	0.37% [f]	0.35%	0.27%

Net investment income	0.98%		0.68%	0.34%	0.08%

Supplemental data

Net assets, end of period (000’s)	$14,597		$11,702	$13,095	$10,019

Portfolio turnover rate	16.20%		37.04%	10.33%	—%

aFor the period March 18, 2016 (effective date) to June 30, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cAmount rounds to less than $0.001 per share.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2018 (unaudited)

Franklin California Ultra-Short Tax-Free Income Fund

	Principal Amount	Value
Municipal Bonds 18.9%
California 18.9%
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 3.00%, 11/15/19	$450,000	$455,396
California School Finance Authority School Facility Revenue,
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/20	215,000	223,058
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/21	100,000	105,816
California State Community College Financing Authority College Housing Revenue, NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/21	265,000	279,882
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/19	125,000	128,563
Loma Linda University, Refunding, Series A, 5.00%, 4/01/22	1,000,000	1,096,400
California State GO, Various Purpose, Refunding, 5.00%, 10/01/19	1,000,000	1,025,340
California State Municipal Finance Authority Revenue,
California Lutheran University, Refunding, 5.00%, 10/01/19	550,000	562,485
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/22	1,300,000	1,408,940
California Statewide CDA Revenue, Huntington Memorial Hospital, 5.00%, 7/01/20	300,000	313,683
Campbell UHSD, GO, Santa Clara County, Election of 2016, Series A-1, 3.00%, 8/01/19	1,000,000	1,008,590
Carson RDA Successor Agency Tax Allocation, Project Area No. 4, Refunding, BAM Insured, 2.00%, 10/01/19	235,000	235,620
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/22	1,000,000	1,098,770
Lodi PFAR, Electric System, Refunding, AGMC Insured, 5.00%, 9/01/19	225,000	229,946
Long Beach Harbor Revenue, Short-Term Notes, Refunding, Series A, 5.00%, 12/15/20	500,000	532,505
Moraga School District GO, Contra Costa County, Refunding, 2.00%, 5/15/19	250,000	250,470
Moreno Valley USD Financing Authority Special Tax Revenue, Series A, 3.00%, 9/01/19	515,000	518,121
Norco CFD No. 1 Special Tax, Norco Ridge Ranch, Refunding, 3.00%, 9/01/19	615,000	620,141
Perris Joint Powers Authority Local Agency Revenue, CFD No. 93-1 and 2004-5, Refunding, Series C, 3.00%, 9/01/19	510,000	513,289

Total Municipal Bonds before Short Term Investments (Cost $10,607,984)		10,607,015

Short Term Investments 78.4%

Municipal Bonds 78.4%
California 78.4%
[a] California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, LOC US Bank National Association, Weekly VRDN and Put, 1.34%, 11/01/34	2,100,000	2,100,000
Health Facility, Catholic Healthcare West, Series B, LOC Bank of Montreal, Weekly VRDN and Put, 1.25%, 3/01/47	2,200,000	2,200,000
[a] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A, LOC Bank of New York Mellon, Weekly VRDN and Put, 1.72%, 7/01/33	2,000,000	2,000,000
California State Education Notes Program Revenue, Fiscal Year 2018-19 Note Participations, Series A, 4.00%, 6/28/19	1,000,000	1,010,660
[a] California State Educational Facilities Authority Revenue, California Institute of Technology, Various, Series B, Weekly VRDN and Put, 1.35%, 10/01/36	2,200,000	2,200,000
[a] California State GO, Kindergarten, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.37%, 5/01/34	1,400,000	1,400,000
[a] California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.30%, 8/15/47	2,075,000	2,075,000
[a] Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, LOC Wells Fargo Bank, Weekly VRDN and Put, 1.62%, 7/01/37	550,000	550,000

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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Ultra-Short Tax-Free Income Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)

Municipal Bonds (continued)
California (continued)
[a] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.31%, 6/01/38	$2,200,000	$2,200,000
Inglewood USD, GO, Los Angeles County, Election of 2012, Series B, 4.00%, 8/01/19	500,000	506,055
[a] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.36%, 9/02/22	2,100,000	2,100,000
Limited Obligation Improvement, AD No. 94-15, Orange County, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.36%, 9/02/20	1,184,000	1,184,000
Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.36%, 9/02/22	2,143,000	2,143,000
[a] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.40%, 10/01/41	2,400,000	2,400,000
Lompoc Wastewater Revenue, Refunding, Series A, AGMC Insured, 2.00%, 3/01/19	180,000	180,114
Lompoc Water Revenue, Refunding, Series A, AGMC Insured, 4.00%, 3/01/19	200,000	200,764
Los Angeles County Revenue, TRAN, 4.00%, 6/28/19	1,000,000	1,011,490
[a] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put, 1.42%, 7/01/34	2,400,000	2,400,000
Water System, Refunding, Series B, Subseries B-1, SPA Royal Bank of Canada, Weekly VRDN and Put, 1.28%, 7/01/35	2,300,000	2,300,000
Los Angeles Revenue, TRAN, 4.00%, 6/27/19	1,000,000	1,011,380
[a] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series D, Weekly VRDN and Put, 1.28%, 7/01/35	2,200,000	2,200,000
[a] Modesto Water Revenue COP, Refunding, Series A, Assured Guarantee, LOC JPMorgan Chase Bank, Weekly VRDN and Put, 1.25%, 10/01/36	1,285,000	1,285,000
Napa Valley USD, GO, Napa County, TRAN, 4.00%, 6/28/19	1,000,000	1,011,490
Oxnard Wastewater Revenue, Refunding, BAM Insured, 5.00%, 6/01/19	500,000	506,595
Ross Valley PFAR, Sanitary District No. 1 of Marin County, 4.00%, 1/01/19	105,000	105,000
[a] San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, SPA State Street Bank & Trust Co., Weekly VRDN and Put, 1.38%, 4/01/38	2,100,000	2,100,000
[a] San Francisco City and County MFHR, 1601 Mariposa Apartments, Series B-1, LOC Bank of America, Weekly VRDN and Put, 1.42%, 7/01/57	2,100,000	2,100,000
San Francisco City and County USD, GO, Proposition A, Election of 2006 & 2011, Refunding, Series F & C, 5.00%, 6/15/19	1,000,000	1,015,580
[a] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.42%, 5/15/48	2,300,000	2,300,000
Valley County Water District Financing Authority Revenue, Series A, 4.00%, 1/01/19	100,000	100,000
Total Short Term Investments (Cost $43,899,814)		43,896,128

Total Investments (Cost $54,507,798) 97.3%		54,503,143
Other Assets, less Liabilities 2.7%		1,511,920

Net Assets 100.0%		$56,015,063

See Abbreviations on page 52.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities

December 31, 2018 (unaudited)

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,468,307,770	$54,507,798

Value - Unaffiliated issuers	$1,530,691,296	$54,503,143
Cash	361,385	50,815
Receivables:
Capital shares sold	7,631,546	1,342,291
Interest	18,982,773	256,192
Other assets	196	7

Total assets	1,557,667,196	56,152,448

Liabilities:
Payables:
Capital shares redeemed	9,997,590	81,296
Management fees	536,294	7,474
Distribution fees	349,537	—
Transfer agent fees	30,427	4,710
Trustees’ fees and expenses	5,714	—
Reports to shareholders	25,383	11,695
Professional fees	21,055	12,740
Distributions to shareholders	661,205	—
Accrued expenses and other liabilities	64,279	19,470

Total liabilities	11,691,484	137,385

Net assets, at value	$1,545,975,712	$56,015,063

Net assets consist of:
Paid-in capital	$1,532,224,824	$56,018,180
Total distributable earnings (loss)	13,750,888	(3,117)

Net assets, at value	$1,545,975,712	$56,015,063

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018 (unaudited)

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
Class A:
Net assets, at value	$ 59,565,737

Shares outstanding	5,059,973

Net asset value per share[a]	$11.77

Maximum offering price per share (net asset value per share ÷ 97.75%)	$12.04

Class A1:
Net assets, at value	$761,738,643	$41,413,269

Shares outstanding	64,740,244	4,141,396

Net asset value per share[a]	$11.77	$10.00

Maximum offering price per share (net asset value per share ÷ 97.75% and 100.00%, respectively)	$12.04	$10.00

Class C:
Net assets, at value	$182,949,337

Shares outstanding	15,486,347

Net asset value and maximum offering price per share[a]	$11.81

Class R6:
Net assets, at value	$ 14,466,059	$ 4,993

Shares outstanding	1,226,332	500

Net asset value and maximum offering price per share	$11.80	$9.99

Advisor Class:
Net assets, at value	$527,255,936	$14,596,801

Shares outstanding	44,691,996	1,460,204

Net asset value and maximum offering price per share	$11.80	$10.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended December 31, 2018 (unaudited)

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund

Investment income:
Interest:
Unaffiliated issuers	$27,086,912	$361,147

Expenses:
Management fees (Note 3a)	3,733,671	167,776
Distribution fees: (Note 3c)
Class A	18,155	—
Class A1	412,216	—
Class C	667,002	—
Transfer agent fees: (Note 3e)
Class A	5,124	—
Class A1	292,545	22,657
Class C	72,823	—
Class R6	2,577	—
Advisor Class	202,744	6,729
Custodian fees (Note 4)	7,327	227
Reports to shareholders	26,098	7,154
Registration and filing fees	11,228	4,117
Professional fees	51,947	21,966
Trustees’ fees and expenses	32,987	1,087
Other	82,477	648

Total expenses	5,618,921	232,361
Expense reductions (Note 4)	(7,242)	(273)
Expenses waived/paid by affiliates (Note 3f)	(525,327)	(132,743)

Net expenses	5,086,352	99,345

Net investment income.	22,000,560	261,802

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,157,801)	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(4,097,245)	7,095

Net realized and unrealized gain (loss)	(5,255,046)	7,095

Net increase (decrease) in net assets resulting from operations	$16,745,514	268,897

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California Intermediate-Term Tax-Free Income Fund		Franklin California Ultra-Short Tax-Free Income Fund

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 22,000,560	$ 47,230,745	$ 261,802	$ 394,527
Net realized gain (loss)	(1,157,801)	(7,538,139)	—	(17)
Net change in unrealized appreciation (depreciation)	(4,097,245)	(27,247,936)	7,095	(36,530)

Net increase (decrease) in net assets resulting from operations	16,745,514	12,444,670	268,897	357,980

Distributions to shareholders: (Note 1c)
Class A	(185,859)	—	—	—
Class A1	(11,225,623)	(24,030,899)	(220,977)	(308,318)
Class C	(2,218,543)	(5,134,663)	—	—
Class R6	(187,587)	(223,474)	(29)	(35)
Advisor Class	(8,023,305)	(17,366,521)	(65,724)	(84,840)

Total distributions to shareholders	(21,840,917)	(46,755,557)	(286,730)	(393,193)

Capital share transactions: (Note 2)
Class A	59,120,198	—	—	—
Class A1	(82,377,482)	(44,246,382)	(93,911)	(5,368,453)
Class C	(37,184,260)	(26,576,829)	—	—
Class R6	1,722,435	13,011,642	—	5,000
Advisor Class	(71,552,523)	(27,068,888)	2,898,236	(1,386,386)

Total capital share transactions	(130,271,632)	(84,880,457)	2,804,325	(6,749,839)

Net increase (decrease) in net assets	(135,367,035)	(119,191,344)	2,786,492	(6,785,052)
Net assets:
Beginning of period	1,681,342,747	1,800,534,091	53,228,571	60,013,623

End of period (Note 1c)	$1,545,975,712	$1,681,342,747	$56,015,063	$53,228,571

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective September 10, 2018, Class A shares were renamed Class A1, and Franklin California Intermediate-Term Tax-Free Income Fund began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

Class A, Class A1, Class C, Class R6 & Advisor Class

Franklin California Intermediate-Term Tax-Free Income Fund

Class A1, Class R6 & Advisor Class

Franklin California Ultra-Short Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax

42	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

For Franklin California Ultra-Short Tax-Free Income Fund, net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. For Franklin California Intermediate-Term Tax-Free Income Fund, realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

franklintempleton.com	Semiannual Report	43

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions to shareholders were as follows:

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
Distributions from net investment income :
Class A1	$(24,030,899)	$(308,318)
Class C	(5,134,663)	—
Class R6	(223,474)	(35)
Advisor Class	(17,366,521)	(84,840)

For the year ended June 30, 2018, undistributed net investment income(loss) in excess of net investment income included in net assets were as follows:

Fund	Undistributed net investment income
Franklin California Intermediate-Term Tax-Free Income Fund	$2,445,159
Franklin California Ultra-Short Tax-Free Income Fund	$ 26,483

2.  Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds’ shares were as follows:

	Franklin California Intermediate-Term Tax-Free Income Fund		Franklin California Ultra-Short Tax-Free Income Fund[a]

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended December 31, 2018[b]
Shares sold[c]	5,326,114	$62,225,406
Shares issued in reinvestment of distributions	13,967	163,772
Shares redeemed	(280,108)	(3,268,980)

Net increase (decrease)	5,059,973	$59,120,198

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin California Intermediate-Term Tax-Free Income Fund		Franklin California Ultra-Short Tax-Free Income Fund[a]

	Shares	Amount	Shares	Amount

Class A1 Shares:
Six Months ended December 31, 2018
Shares sold	3,270,705	$38,407,745	351,751	$3,516,563
Shares issued in reinvestment of distributions	808,231	9,479,125	21,964	219,552
Shares redeemed	(11,117,181)	(130,264,352)	(383,097)	(3,830,026)

Net increase (decrease)	(7,038,245)	$(82,377,482)	(9,382)	$(93,911)

Year ended June 30, 2018
Shares sold	9,547,211	$114,033,523	334,969	$3,351,108
Shares issued in reinvestment of distributions	1,702,374	20,291,674	30,505	305,111
Shares redeemed	(14,983,794)	(178,571,579)	(902,217)	(9,024,672)

Net increase (decrease)	(3,734,209)	$(44,246,382)	(536,743)	$(5,368,453)

Class C Shares:
Six Months ended December 31, 2018
Shares sold	766,059	$9,012,992
Shares issued in reinvestment of distributions	152,511	1,795,731
Shares redeemed[c]	(4,090,895)	(47,992,983)

Net increase (decrease)	(3,172,325)	$(37,184,260)

Year ended June 30, 2018
Shares sold	1,881,454	$22,600,147
Shares issued in reinvestment of distributions	346,201	4,142,964
Shares redeemed	(4,454,461)	(53,319,940)

Net increase (decrease)	(2,226,806)	$(26,576,829)

Class R6 Shares:
Six Months ended December 31, 2018
Shares sold	425,393	$4,999,172	—	$—
Shares issued in reinvestment of distributions	14,592	171,565	—	—
Shares redeemed	(293,584)	(3,448,302)	—	—

Net increase (decrease)	146,401	$1,722,435	—	$—

Year ended June 30, 2018
Shares sold	1,471,092	$17,650,006	500	$5,000
Shares issued in reinvestment of distributions	17,915	212,604	—	—
Shares redeemed	(409,076)	(4,850,968)	—	—

Net increase (decrease)	1,079,931	$13,011,642	500	$5,000

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest (continued)

	Franklin California Intermediate-Term Tax-Free Income Fund		Franklin California Ultra-Short Tax-Free Income Fund[a]
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended December 31, 2018
Shares sold	10,454,156	$122,826,327	300,869	$3,007,134
Shares issued in reinvestment of distributions	527,818	6,207,882	6,616	66,107
Shares redeemed	(17,073,949)	(200,586,732)	(17,522)	(175,005)
Net increase (decrease)	(6,091,975)	$(71,552,523)	289,963	$2,898,236
Year ended June 30, 2018
Shares sold	15,987,944	$191,302,337	83,828	$838,201
Shares issued in reinvestment of distributions	1,125,281	13,445,873	8,485	84,840
Shares redeemed	(19,367,135)	(231,817,098)	(230,966)	(2,309,427)
Net increase (decrease)	(2,253,910)	$(27,068,888)	(138,653)	$(1,386,386)

aFor the period August 1, 2017 (effective date) to June 30, 2018, for Class R6.

bFor the period September 10, 2018 (effective date) to December 31, 2018.

cMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a.  Management Fees

Franklin California Intermediate-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the month-end net assets the fund and Franklin California Ultra-Short Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended December 31, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
0.458%	0.625%

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Distribution Fees

The Board for Franklin California Intermediate-Term Tax-Free Income Fund has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, Franklin California Intermediate-Term Tax-Free Income Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, Franklin California Intermediate-Term Tax-Free Income Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

c.  Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Franklin California Intermediate-Term Tax-Free Income Fund
Reimbursement Plans:
Class A	0.25%
Class A1	0.10%
Compensation Plans:
Class C	0.65%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of Franklin California Intermediate-Term Tax-Free Income Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Franklin California Intermediate-Term Tax-Free Income Fund of the following commission transactions related to the sales and redemptions of the fund’s shares for the period:

Franklin California Intermediate-Term Tax-Free Income Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$15,940
CDSC retained	$ 6,721

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
Transfer agent fees	$213,152	$22,026

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Ultra-Short Tax-Free Income Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.49% and 0.37%, respectively, and for Class R6 do not exceed 0.46% and 0.30%, respectively, based on the average net assets of each class until October 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

g.  Other Affiliated Transactions

At December 31, 2018, an interested board member of the trust owned 18.2% of Franklin California Ultra-Short Tax-Free Income Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

h.  Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended December 31, 2018, were as follows:

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
Purchases	$52,070,000	$ 4,300,000
Sales	$70,200,000	$12,625,000

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended December 31, 2018, the custodian fees were reduced as noted in the Statements of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5.  Income Taxes (continued)

At June 30, 2018, capital loss carryforwards were as follows:

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
Capital loss carryforwards subject to expiration:
2019	$ 2,006,118	$ —
Capital loss carryforwards not subject to expiration:
Short Term	25,561,122	—
Long Term	21,588,346	17
Total capital loss carryforwards	$49,155,586	$ 17

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
Cost of investments	$1,468,955,998	$54,507,798

Unrealized appreciation	$ 64,985,365	$ 10,094
Unrealized depreciation	(3,250,067)	(14,749)
Net unrealized appreciation (depreciation)	$ 61,735,298	$ (4,655)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of defaulted securities, workout cost turnover and bond discounts and premiums.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2018, were as follows:

	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Ultra-Short Tax-Free Income Fund
Purchases	$115,354,896	$1,846,077
Sales	$205,206,467	$3,600,000

7.  Defaulted Securities

Franklin California Intermediate-Term Tax-Free Income Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December 31, 2018, the value of this security was $3,112,500, representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8.  Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended December 31, 2018, the Funds did not use the Global Credit Facility.

10.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2018, all of the Funds investments in financial instruments carried at fair value using Level 2 inputs.

11.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Counterparty/Exchange

1915 Act	Improvement Bond Act of 1915	GO	General Obligation
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	LOC	Letter of Credit
AGMC	Assured Guaranty Municipal Corp.	MFHR	Multi-Family Housing Revenue
AMBAC	American Municipal Bond Assurance Corp.	MTA	Metropolitan Transit Authority
BAM	Build America Mutual Assurance Co.	MUD	Municipal Utility District
BART	Bay Area Rapid Transit	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PFA	Public Financing Authority
CFD	Community Facilities District	PFAR	Public Financing Authority Revenue
COP	Certificate of Participation	RDA	Redevelopment Agency/Authority
CRDA	Community Redevelopment Authority/Agency	SPA	Standby Purchase Agreement
ETM	Escrow to Maturity	SRF	State Revolving Fund
FHA	Federal Housing Authority/Agency	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin California Tax-Free Trust

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	CAT S 02/19

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	February 26, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	February 26, 2019